Other Assets (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Other Assets

	2020	2019

Prepayments to employees (i)	474	817
Sundry advances	159	192
Advances to projects in progress (ii)	7,882	4,009
Transaction costs (iii)	3,571	—
Other prepayments	81	117
Related parties receivables (iv)	260	301
Guarantee deposits	1,040	806
Sublease receivables	398	—
Others	58	132

	13,923	6,374

Current	12,383	5,044
Non-current	1,540	1,330

	13,923	6,374

(i)	Refers to amounts receivable from employees, in which the amount is rated at the interest rate of the Interbank Deposit Certificate (CDI).
(ii)	Refers to costs incurred by projects related to funds administered by Vinci, that are initially paid by the Group and subsequently reimbursed.
(iii)	Refers to transaction costs incurred by Vinci related to the initial public offering.
(iv)	Refers to an intercompany transaction. See note 19 for more details.